Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
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Earnings per share
Detail of earnings per share

	For the year ended December 31,
	2019	2020	2021
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(102,091)	(81,074)	(114,197)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,442,136	42,503,447	44,820,279
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(2.41)	(1.91)	(2.55)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(2.41)	(1.91)	(2.55)